Segmental and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total net revenue	$ 23,674,037	$ 28,979,511	$ 24,443,736
Marketing channels [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	23,674,037	28,979,511	24,443,736
Marketing channels [Member] | Overseas sales [Member]
Segment Reporting Information [Line Items]
Total net revenue	15,832,362	21,190,063	18,882,589
Marketing channels [Member] | Domestic sales [Member]
Segment Reporting Information [Line Items]
Total net revenue	4,102,457	2,086,462	1,129,133
Marketing channels [Member] | Electronic commerce [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,800,668	5,734,121	4,461,504
Different product lines [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	23,674,037	28,979,511	24,443,736
Different product lines [Member] | Pet chews [Member]
Segment Reporting Information [Line Items]
Total net revenue	6,271,777	9,614,426	10,316,841
Different product lines [Member] | Dried pet snacks [Member]
Segment Reporting Information [Line Items]
Total net revenue	13,611,010	14,851,868	11,204,517
Different product lines [Member] | Wet canned pet food [Member]
Segment Reporting Information [Line Items]
Total net revenue	2,782,382	3,035,196	1,926,455
Different product lines [Member] | Dental health snacks [Member]
Segment Reporting Information [Line Items]
Total net revenue	495,581	856,875	606,648
Different product lines [Member] | Baked pet biscuits [Member]
Segment Reporting Information [Line Items]
Total net revenue	95,169	8,226	123,898
Different product lines [Member] | Others [Member]
Segment Reporting Information [Line Items]
Total net revenue	479,568	644,055	294,867
Different countries [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	23,674,037	28,979,511	24,443,736
Different countries [Member] | South Korea [Member]
Segment Reporting Information [Line Items]
Total net revenue	2,870,998	5,397,982	5,299,721
Different countries [Member] | China [Member]
Segment Reporting Information [Line Items]
Total net revenue	6,569,292	6,553,715	5,073,272
Different countries [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Total net revenue	2,415,043	3,213,303	3,227,619
Different countries [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Total net revenue	2,522,149	3,585,535	3,204,314
Different countries [Member] | Other countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 9,357,915	$ 10,260,111	$ 7,668,300